Note 15 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
15.	Earnings/(loss) per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the
two
-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two
-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

 The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2014	2015	2016
Numerator
Net income/(loss)	12,685,826	2,566,678	(7,798,300)
Less: Undistributed earnings allocated to non-vested shares	(26,357)	(13,457)	—

Net income/(loss) attributable to common shareholders, basic	12,659,469	2,553,221	(7,798,300)

Denominator

Weighted average number of shares outstanding, basic and diluted	39,305,644	41,315,127	39,824,038

Earnings/(loss) per share, basic and diluted	0.32	0.06	(0.20)

Non-vested, participating restricted common stock does not have a contractual obligation to share in the
2016
losses and was therefore, excluded from the basic loss per share calculation for the year ended
December

31,
2016.

The Company excluded the dilutive effect of
57,678
(2015:
115,356,
2014:230,713)
non-vested share awards in calculating dilutive EPS for its common shares as of
December
31,
2016,
as they were anti-dilutive.